Other Receivables (Details) - Schedule of other receivables ₪ in Thousands, $ in Thousands	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)
Schedule of other receivables [Abstract]
Other receivables	₪ 9	$ 3	₪ 30
Government authorities	258	75	186
Prepaid expenses	202	58	600
Total other receivables	₪ 469	$ 136	₪ 816